SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF WARRANTS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Reserve Quantities [Line Items]
Number outstanding, Exercised	9,186,012
Outstanding at end of year	13,417,421
Post-consolidation Basis [Member]
Reserve Quantities [Line Items]
Number outstanding at beginning of year	16,082,825	25,715,742
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.15	$ 0.11
Number outstanding, Issued		4,419,620
Weighted Average Exercise Price, Issued | $ / shares		$ 0.35
Number outstanding, Exercised	(2,665,404)	(12,580,314)
Weighted Average Exercise Price, Exercised | $ / shares	$ 0.14	$ 0.13
Number outstanding, Cancelled / expired		(1,472,223)
Weighted Average Exercise Price, Cancelled / expired | $ / shares		$ 0.25
Outstanding at end of year	13,417,421	16,082,825
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 0.16	$ 0.15